Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and Other Receivables
Schedule of Trade and Other Receivables

€ millions	2019			2018
	Current	Non-Current	Total	Current	Non-Current	Total
Trade receivables, net	7,561	21	7,582	6,182	6	6,188
Other receivables	346	108	454	180	112	293
/ Total	7,908	129	8,037	6,362	118	6,480